Employee benefits - Defined benefit plans - Reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	€ 3,423	€ 3,318	€ 3,614
Net period expense	117	889	452
Employer contributions	(16)	(16)	(18)
Benefits directly paid by the employer	(668)	(729)	(716)
Actuarial losses/(gains) arising from changes of assumptions	109	(45)	(16)
Other	7	6	2
Employee benefits - closing balance	2,972	3,423	€ 3,318
Annuity-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	88
Net period expense	2
Employer contributions	(16)
Benefits directly paid by the employer	(2)
Actuarial losses/(gains) arising from changes of assumptions	11
Other	2
Employee benefits - closing balance	85	88
Capital-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	833
Net period expense	65
Benefits directly paid by the employer	(41)
Actuarial losses/(gains) arising from changes of assumptions	149
Other	(3)
Employee benefits - closing balance	1,003	833
Other post-employment benefits [member]
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	68
Net period expense	2
Benefits directly paid by the employer	(3)
Actuarial losses/(gains) arising from changes of assumptions	(51)
Other	1
Employee benefits - closing balance	17	68
French part-time for seniors plans [member]
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	1,784
Net period expense	(7)
Benefits directly paid by the employer	(545)
Other	1
Employee benefits - closing balance	1,233	1,784
Other long-term benefits [member]
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	650
Net period expense	55
Benefits directly paid by the employer	(77)
Other	6
Employee benefits - closing balance	€ 634	€ 650